SEGMENT AND GEOGRAPHIC AREA INFORMATION - Long-lived assets, net by geographic region (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Total Assets	$ 4,245,373	$ 3,789,126
Total Assets, Percentage	100.00%	100.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Total Assets	$ 4,219,609	$ 3,789,126
Total Assets, Percentage	99.00%	100.00%
Japan
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Total Assets	$ 25,764
Total Assets, Percentage	1.00%